UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004
                                                ---------------
Check here if Amendment [ ];        Amendment Number:
                                                     ------
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
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Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    JOSEPH A. BUCCI
         -----------------------------------------------------------
Title:   CONTROLLER
         -----------------------------------------------------------
Phone:   518-234-4393
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/ JOSEPH A. BUCCI             COBLESKILL, NY       April 19, 2004
    ----------------------------    -------------------- ---------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


 Report Summary:

 Number of Other Included Managers:                  0
                                          --------------------------
 Form 13F Information Table Entry Total:            61
                                          --------------------------
 Form 13F Information Table Value Total:          1,241,203
                                           --------------------------
                                            (thousands)

 List of Other Included Managers:

     NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allied Capital Corp.           COM              01903Q108    49250  1625942 SH       SOLE                  1625942
American Express Co.           COM              025816109     3192    61555 SH       SOLE                    61555
American Power Conv            COM              029066107    19639   854260 SH       SOLE                   854260
Banknorth Group, Inc.          COM              06646R107    24708   725839 SH       SOLE                   725839
Berkshire Hathaway A           COM              084670108    30323      325 SH       SOLE                      325
Berkshire Hathaway B           COM              084670207     9918     3188 SH       SOLE                     3188
Brown & Brown Inc.             COM              115236101    47113  1215518 SH       SOLE                  1215518
CSS Industries Inc             COM              125906107    12460   374746 SH       SOLE                   374746
Callaway Golf Company          COM              131193104      587    30901 SH       SOLE                    30901
Cato Corp                      COM              149205106    18105   901625 SH       SOLE                   901625
Commonwealth Tel.              COM              203349105    32991   804455 SH       SOLE                   804455
Conmed Corp                    COM              207410101      555    18786 SH       SOLE                    18786
Courier Corp                   COM              222660102     3437    76575 SH       SOLE                    76575
Elan Corp PLC Spon ADR         COM                             206    10000 SH       SOLE                    10000
Ethan Allen Interiors          COM              297602104    35130   851420 SH       SOLE                   851420
Federated Investors            COM              314211103    22821   726086 SH       SOLE                   726086
Florida Rock Industries        COM              341140101     1435    34050 SH       SOLE                    34050
Franklin Resources             COM              354613101     4745    85219 SH       SOLE                    85219
General Electric Co            COM              369604103      493    16164 SH       SOLE                    16164
H&R Block Inc.                 COM              093671105     3138    61500 SH       SOLE                    61500
Hickory Tech Corp              COM              429060106    11869   969698 SH       SOLE                   969698
Hudson River Bancorp           COM              444128102      577    28000 SH       SOLE                    28000
Idex Corporation               COM              45167R104    38854   893599 SH       SOLE                   893599
Int'l Speedway                 COM              460335201    39185   833722 SH       SOLE                   833722
John Wiley & Sons              COM              968223206    34113  1139758 SH       SOLE                  1139758
Jones Apparel Group            COM              480074103    23574   652105 SH       SOLE                   652105
Kaydon Corp                    COM              486587108    43817  1591619 SH       SOLE                  1591619
Lincare Holdings Inc           COM              532791100    16114   513200 SH       SOLE                   513200
Littelfuse Inc.                COM              537008104    26612   715380 SH       SOLE                   715380
Liz Claiborne                  COM              539320101    22995   626731 SH       SOLE                   626731
M & T Bank Corp                COM              55261F104    15625   173903 SH       SOLE                   173903
Markel Corp                    COM              570535104    27201    94482 SH       SOLE                    94482
Martin Marietta Mat            COM              573284106    28931   626753 SH       SOLE                   626753
McGrath Rentcorp               COM              580589109     3133   102751 SH       SOLE                   102751
Meredith Corp                  COM              589433101    17417   344490 SH       SOLE                   344490
Mocon Inc Com                  COM              607494101      290    37205 SH       SOLE                    37205
Movie Gallery, Inc.            COM              624581104    16123   823001 SH       SOLE                   823001
NBT Bancorp Inc.               COM              628778102      467    20736 SH       SOLE                    20736
New England Bus                COM              643872104    37356  1103582 SH       SOLE                  1103582
North Fork Bancorp             COM              659424105    18878   446075 SH       SOLE                   446075
Outback Steakhouse             COM              689899102    27222   558975 SH       SOLE                   558975
Protective Life Corp.          COM              743674103    43311  1156489 SH       SOLE                  1156489
Renal Care Group Inc.          COM              759930100    22956   501650 SH       SOLE                   501650
Reynolds & Reynolds            COM              761695105    42315  1489455 SH       SOLE                  1489455
Ross Stores Inc.               COM              778296103    31974  1043875 SH       SOLE                  1043875
SCP Pool Corporation           COM              784028102    25430   682508 SH       SOLE                   682508
Servicemaster Co.              COM              81760N109    15375  1280215 SH       SOLE                  1280215
SouthTrust Corporation         COM              844730101    17747   535025 SH       SOLE                   535025
TCF Financial                  COM              872275102    11224   219776 SH       SOLE                   219776
Tennant Co.                    COM              880345103    24631   620905 SH       SOLE                   620905
Trustco Bank Corp              COM              898349105     4989   370673 SH       SOLE                   370673
US Bancorp                     COM              902973304      224     8094 SH       SOLE                     8094
Vulcan Materials               COM              929160109    37320   786680 SH       SOLE                   786680
Waddell & Reed Finl            COM              930059100     4571   186409 SH       SOLE                   186409
Watson Pharmaceuticals         COM              942683103    23759   555238 SH       SOLE                   555238
White Mtns Insurance           COM              G9618E107    97997   186839 SH       SOLE                   186839
Whole Foods Mkt Inc.           COM              966837106     3826    51050 SH       SOLE                    51050
Yankee Candle Co               COM              984757104     1270    46051 SH       SOLE                    46051
Yum Brands                     COM              988498101    37752   993730 SH       SOLE                   993730
Zebra Technologies A           COM              989207105    22609   325920 SH       SOLE                   325920
Six Flags Inc Pref             PFD              83001p505     1326    54900 SH       SOLE                    54900
